Restructuring Of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring Of Operations [Abstract]
Aggregate Restructuring Charges In Statement Of Income

	2011	2010	2009
Manufacturing cost of sales	$11.8	$9.4	$68.9
Selling and technical services	4.0	0.4	4.4
Research and process development	5.9	(0.2)	3.2
Administrative and general	(0.1)	(0.8)	9.4
Asset impairment charge	0.0	0.0	4.3

Total	$21.6	$8.8	$90.2

Components Of Restructuring Costs

Restructuring Initiatives:	2007-2008	2009		2010		2011		Total
Balance December 31, 2008	$6.3	$0.0		$0.0		$0.0		$6.3

2009 charges (credits)	(1.5)	91.9		0.0		0.0		90.4
Non-cash items	0.0	(30.6	) (1)	0.0		0.0		(30.6)
Cash payments	(4.7)	(31.0)		0.0		0.0		(35.7)
Currency translation adjustments	(0.1)	1.3		0.0		0.0		1.2
Other adjustments	0.0	(0.8	) (2)	0.0		0.0		(0.8)

Balance December 31, 2009	$0.0	$30.8		$0.0		$0.0		$30.8

2010 charges (credits)	0.0	(3.6)		12.4		0.0		8.8
Non-cash items	0.0	0.0		(0.5	) (3)	0.0		(0.5)
Cash payments	0.0	(15.2)		(3.3)		0.0		(18.5)
Currency translation adjustments	0.0	(1.3)		0.1		0.0		(1.2)

Balance December 31, 2010	$0.0	$10.7		$8.7		0.0		$19.4

2011 charges (credits)	0.0	(0.5)		2.4		19.7		21.6
Non-cash items	0.0	0.0		0.0		(3.8	) (5)	(3.8)
Cash payments	0.0	(9.1	) (4)	(8.3)		(10.4)		(27.8)
Currency translation adjustments	0.0	0.2		0.1		(1.4)		(1.1)

Balance December 31, 2011	$0.0	$1.3		$2.9		$4.1		$8.3

(1)	Represents accelerated depreciation of plant assets and impairment of the land at our facility in La Llagosta, Spain.
(2)	Represents a reclassification of an environmental related restructuring accrual to environmental liabilities.
(3)	Represents write-offs of $4.1 related to inventories and construction in progress at our Mt. Pleasant, Tennessee facility and write-off of plant assets at a certain European facility; offset by reversals of asset retirement obligations related to certain European facilities.
(4)	Includes a $5.4 payment to an insurance company to transfer a long-term severance liability.
(5)	Includes a $4.0 charge for the write-off of plant assets at our manufacturing facility in Brazil; offset by reversals of certain asset retirement obligations.